Income Taxes - Effective Income Tax Rate Reflected in Consolidated Statements of Income (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income taxes
Our effective statutory tax rate	38.00%	38.00%	41.00%
Changes in deferred tax valuation allowance	(9.80%)	(0.70%)	(22.50%)
Taxable items to be added on financial profit	0.40%	1.50%	3.80%
Non-deductible expenses	7.70%	12.90%	23.30%
Non-taxable revenue	(8.00%)	(9.30%)	(29.70%)
Dividends from foreign subsidiaries		0.20%	0.90%
Tax effect of undistributed earnings of foreign subsidiaries	3.50%	0.20%	(1.10%)
Different tax rate applicable to income (loss) of foreign subsidiaries	6.30%	10.00%	14.10%
Effect of changes in domestic tax laws	0.60%	0.90%	45.70%
Expiration of loss carryforwards	0.70%	1.30%	2.80%
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	1.40%		(8.80%)
Other	(0.70%)	0.50%	(0.20%)
Effective tax rate	40.10%	55.50%	69.30%